Financial Liabilities - Breakdown of Financial Liabilities (Details) - Telefonica, S.A. - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Total carrying amount	€ 42,295	€ 50,420
Total fair value	46,262	56,082
Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	6	4
Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,188	4,859
Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	524	1,208
Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,670	3,655
Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	40,101	45,557
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	35,408	41,022
Total fair value	39,412	46,624
Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	35,408	41,022
Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	4,693	4,535
Total fair value	4,656	4,595
Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	4,693	4,535
Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	2,194	4,863
Total fair value	2,194	4,863
Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	6	4
Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,188	4,859
Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	524	1,208
Derivative instruments | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,670	3,655
Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0